Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of current and deferred tax expense

	Year ended December 31,
	2021		2020		2019
Current ISR	Ps.	1,217,748	Ps.	480,232	Ps.	1,329,867
Deferred ISR		(245,569)		(85,731)		42,355
Income tax expense	Ps.	972,179	Ps.	394,501	Ps.	1,372,222

Schedule comprising the balance of the deferred ISR asset and (liability)

			December 31,
	2021		2020		2019
Liabilities:
Provisions, allowances and labor obligations	Ps.	159,813	Ps.	244,982	Ps.	157,560
Investment in airport concessions, property, leasehold improvements and equipment, net		(225,726)		(426,325)		(407,173)
Tax loss carryforwards (1)		3,242		15,883		14,937
Recoverable tax on assets (2)		28,619		28,619		28,619
Others		(2,137)		3,013		3,340
Total liabilities	Ps.	(36,189)	Ps.	(133,828)	Ps.	(202,717)
Assets:
Provisions, allowances and labor obligations	Ps.	468,314	Ps.	230,532	Ps.	205,834
Investments in airport concessions, property, leasehold improvements and equipment, net		(243,480)		(172,806)		(184,649)
Tax loss carryforwards(1)		243,191		268,930		285,045
Others		(3,621)		(8,898)		(9,226)
Total assets	Ps.	464,404	Ps.	317,758	Ps.	297,004
Net deferred ISR asset	Ps.	428,215	Ps.	183,930	Ps.	94,287
(1)	As of December 31, 2021, 2020 and 2019, the Company recognized a deferred tax asset of Ps. 246,433, Ps. 284,813 and Ps. 299,982, respectively, corresponding to the tax losses generated by its subsidiaries. All subsidiaries of the Company expect to benefit from losses in future years based on projections of taxable income and various strategies with favorable tax consequences.

(2)	The Company recognized the IMPAC paid during 2002 through 2007. In 2013, the Company recognized the deferred tax asset, which it expects to recover subject to certain conditions established in the Income Tax Law. The updated amount as of December 31, 2021, was Ps. 28,619 (note 20 f).

Schedule of changes in deferred tax

			December 31,
	2021		2020		2019
Beginning balance of deferred tax liability, net	Ps.	183,930	Ps.	94,287	Ps.	132,792
Deferred ISR in profit or loss		245,569		85,731		(42,355)
Income tax effects recognized in other comprehensive income		(1,284)		3,912		3,850
Ending balance of deferred tax asset, net	Ps.	428,215	Ps.	183,930	Ps.	94,287

Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax

		Year ended December 31,
	2021			2020			2019
	Amount		Rate %	Amount		Rate %	Amount		Rate %
Income before income taxes	Ps.	3,835,809		Ps.	1,492,380		Ps.	4,599,656
Current ISR		1,217,748			480,232			1,329,867
Deferred ISR		(245,569)			(85,731)			42,355
Income tax expense and effective rate	Ps.	972,179	25.34%	Ps.	394,501	26.43%	Ps.	1,372,222	29.83%
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		178,564	4.66%		53,213	3.57%		7,675	0.17%
Statutory rate	Ps.	1,150,743	30.00%	Ps.	447,714	30.00%	Ps.	1,379,897	30.00%

Schedule of tax losses carried forward

	Tax loss
Year of Origin	carryforwards
2002	Ps.	156,580
2003		167,310
2004		213,789
2005		4,631
2006		17,817
2007		44,237
2008		30,697
2011		7,457
2012		29,778
2013		10,827
2015		895
2018		5,765
2019		22,810
2020		26,849
2021		7,438
	Ps.	746,880

Schedule of the balances of shareholders' equity tax accounts

	December 31,
	2021		2020		2019
Contributed capital account	Ps.	5,039,892	Ps.	4,694,822	Ps.	4,584,512
Net consolidated tax profit account		3,028,125		3,144,619		2,878,878
Total	Ps.	8,068,017	Ps.	7,839,441	Ps.	7,463,390